FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables) - Security Matters Limited [Member]	12 Months Ended
Dec. 31, 2022
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF FOREIGN CURRENCY RISK

The carrying amounts of the Group foreign currency denominated monetary liability at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
USD	1,214	481	(99)	-
EUR	28	135	(73)	-
	1,242	616	(172)	-

SCHEDULE OF SENSITIVITY ANALYSIS PROFIT AND OTHER EQUITY
	December 31, 2022	December 31, 2021
Assets less liabilities	1,115	481
	10%	10%
	112	48

SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	1,398	4,171
Other receivables	158	920
Total	1,556	5,091

SCHEDULE OF UNDISCOUNTED FINANCIAL LIABILITIES

As of December 31, 2022	Less than 1 year	1-5 years	Over 5 years

Financial liabilities at amortized cost
Trade and other payables	3,622	-	-
Bridge loans (Note 23)	-	989	-
Government grants	75	84	-
Lease liability	72	371	270
Borrowings	710	-	-
Total	4,479	1,444	270

As of December 31, 2021	Less than 1 year	1-5 years	Over 5 years

Financial liabilities at amortized cost
Trade and other payables	1,589	-	-
Lease liability	37	272	193
Borrowings	270	-	-
Total	1,896	272	193